Voya MI Dynamic Small Cap Fund Average Annual Total Returns - Class A C I R R6 and W Shares [Member]			12 Months Ended	60 Months Ended	120 Months Ended
		May 31, 2025	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
Class A
Prospectus [Line Items]
Average Annual Return, Percent			4.06%	5.42%	6.27%
Performance Inception Date		Apr. 15, 1994
Class A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			(1.43%)	2.02%	2.98%
Class A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			3.28%	2.86%	3.76%
Class A | Russell 3000® Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1]		23.81%	13.86%	12.55%
Class A | Russell 2000® Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1]		11.54%	7.40%	7.82%
Class C
Prospectus [Line Items]
Average Annual Return, Percent			8.76%	5.88%	6.25%
Performance Inception Date		Jun. 30, 1998
Class C | Russell 3000® Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1]		23.81%	13.86%	12.55%
Class C | Russell 2000® Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1]		11.54%	7.40%	7.82%
Class I
Prospectus [Line Items]
Average Annual Return, Percent			10.67%	6.99%	7.23%
Performance Inception Date		Jan. 04, 1994
Class I | Russell 3000® Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1]		23.81%	13.86%	12.55%
Class I | Russell 2000® Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1]		11.54%	7.40%	7.82%
Class R
Prospectus [Line Items]
Average Annual Return, Percent			10.06%	6.47%	6.85%
Performance Inception Date		Oct. 04, 2016
Class R | Russell 3000® Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1]		23.81%	13.86%	12.55%
Class R | Russell 2000® Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1]		11.54%	7.40%	7.82%
Class R6
Prospectus [Line Items]
Average Annual Return, Percent			10.75%	7.03%	7.30%
Performance Inception Date		May 31, 2013
Class R6 | Russell 3000® Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1]		23.81%	13.86%	12.55%
Class R6 | Russell 2000® Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1]		11.54%	7.40%	7.82%
Class W
Prospectus [Line Items]
Average Annual Return, Percent			10.60%	6.94%	7.17%
Performance Inception Date		Jun. 12, 2009
Class W | Russell 3000® Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1]		23.81%	13.86%	12.55%
Class W | Russell 2000® Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1]		11.54%	7.40%	7.82%

[1]	The index returns do not reflect deductions for fees, expenses, or taxes.